Earnings Per Common Share - Schedule of Earnings Per Share (EPS) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net Earnings to Common Shareholders
Basic EPS	$ 274	$ 720	$ 586	$ 1,031
Potential dilutive effect of stock options	0	0	0	0
Diluted EPS	$ 274	$ 720	$ 586	$ 1,031
Weighted Average Shares
Basic EPS (shares)	464.6	433.1	464.2	431.3
Potential dilutive effect of stock options (shares)	0.6	0.6	0.6	0.6
Diluted EPS (shares)	465.2	433.7	464.8	431.9
EPS
Basic (CAD per share)	$ 0.59	$ 1.66	$ 1.26	$ 2.39
Diluted (CAD per share)	$ 0.59	$ 1.66	$ 1.26	$ 2.39